Interests In Other Entities - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of subsidiaries [line items]
Ownership interest in share capital	100.00%
Joint ventures	£ 245,000,000	£ 252,000,000
Number of credit protection vehicles	4	4
Senior credit linked notes issued	£ 0	£ 180,000,000
Junior credit linked notes issued	185,000,000	465,000,000
Santander (UK) Common Investment Fund
Disclosure of subsidiaries [line items]
Defined benefit assets and obligations	8,551,000,000	8,646,000,000
Joint ventures
Disclosure of subsidiaries [line items]
Profit after tax	43,000,000	36,000,000
Joint ventures	245,000,000	252,000,000
Commitments and contingent liabilities	£ 0	£ 0